UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – November 30, 2010

Item 1.  Schedule of Investments.

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2010 (Unaudited)

Shares	Security Description	Value
Investments in Securities - 99.5%
Common Stock – 36.9%
Communications - 2.9%
2,600	AT&T, Inc. (a)(b)	$72,254
1,500	China Mobile, Ltd., ADR (a)(b)	74,775
3,700	Vodafone Group PLC, ADR (a)	92,722
		239,751
Consumer Discretionary - 4.5%
7,200	American Eagle Outfitters, Inc. (a)(b)	118,800
3,700	Home Depot, Inc. (a)(b)	111,777
1,700	McDonald's Corp. (a)(b)	133,110
		363,687
Consumer Staples - 5.5%
2,700	Abbott Laboratories (a)(b)	125,577
1,300	Diageo PLC, ADR (a)(b)	93,158
2,100	PepsiCo, Inc. (a)(b)	135,723
1,700	Philip Morris International, Inc. (a)(b)	96,713
		451,171
Energy - 5.6%
1,100	Chevron Corp. (a)(b)	89,067
1,600	ConocoPhillips (a)(b)	96,272
1,500	Exxon Mobil Corp. (a)(b)	104,340
1,221	Kinder Morgan Management, LLC (c)	78,132
1,400	Royal Dutch Shell PLC, ADR (a)(b)	84,938
		452,749
Financials - 2.3%
1,700	Aflac, Inc. (a)(b)	87,550
1,700	The Chubb Corp. (a)(b)	96,917
		184,467
Health Care - 2.7%
2,000	Johnson & Johnson (a)(b)	123,100
3,000	Medtronic, Inc. (a)(b)	100,590
		223,690
Industrials - 4.7%
2,100	Honeywell International, Inc. (a)(b)	104,391
1,600	Norfolk Southern Corp. (a)	96,272
2,100	Raytheon Co. (a)(b)	97,125
2,600	Waste Management, Inc. (a)(b)	89,050
		386,838
Information Technology - 4.9%
2,800	Analog Devices, Inc. (a)(b)	99,568
5,100	Intel Corp. (a)(b)	107,712
3,800	Microsoft Corp. (a)(b)	95,798
2,100	QUALCOMM, Inc. (a)(b)	98,154
		401,232
Materials - 2.4%
1,200	BHP Billiton, Ltd., ADR (a)(b)	98,880
2,500	Nucor Corp. (a)(b)	94,350
		193,230
Utilities - 1.4%
2,200	NextEra Energy, Inc. (a)	111,364

Total Common Stock (Cost $3,009,674)	3,008,179

Money Market Funds - 62.6%
5,097,595	Fidelity Institutional Cash Money Market Fund, 0.22% (d) (Cost $5,097,595)	5,097,595

Total Investments in Securities - 99.5% (Cost $8,107,269)*	$8,105,774
Total Written Options - (0.6)% (Premiums Received $(56,694))*	(52,416)
Other Assets & Liabilities, Net – 1.1%	89,012
Net Assets – 100.0%	$8,142,370

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2010 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.6)%
Call Options Written - (0.2)%
(5)	Abbott Laboratories	$55.00	12/10	$(15)
(9)	Abbott Laboratories	49.00	01/11	(333)
(5)	Aflac, Inc.	60.00	12/10	(25)
(5)	Aflac, Inc.	55.00	12/10	(180)
(7)	Aflac, Inc.	60.00	01/11	(210)
(23)	American Eagle Outfitters, Inc.	18.00	12/10	(460)
(18)	American Eagle Outfitters, Inc.	17.00	12/10	(810)
(15)	American Eagle Outfitters, Inc.	17.50	01/11	(975)
(12)	Analog Devices, Inc.	36.00	12/10	(648)
(8)	Analog Devices, Inc.	34.00	12/10	(1,200)
(5)	Analog Devices, Inc.	39.00	01/11	(150)
(10)	AT&T, Inc.	29.00	12/10	(60)
(6)	AT&T, Inc.	29.00	01/11	(108)
(10)	BHP Billiton, Ltd., ADR	90.00	12/10	(360)
(11)	Chevron Corp.	85.00	12/10	(319)
(5)	China Mobile, Ltd., ADR	52.50	12/10	(100)
(5)	China Mobile, Ltd., ADR	57.50	12/10	(25)
(5)	China Mobile, Ltd., ADR	55.00	01/11	(150)
(5)	ConocoPhillips	65.00	12/10	(50)
(5)	ConocoPhillips	65.00	01/11	(270)
(8)	Diageo PLC, ADR	80.00	01/11	(240)
(4)	Exxon Mobil Corp.	72.50	12/10	(92)
(6)	Exxon Mobil Corp.	75.00	01/11	(192)
(8)	Home Depot, Inc.	33.00	12/10	(24)
(15)	Home Depot, Inc.	33.00	01/11	(360)
(12)	Honeywell International, Inc.	50.00	12/10	(1,176)
(8)	Honeywell International, Inc.	49.00	12/10	(1,088)
(22)	Intel Corp.	21.00	12/10	(1,078)
(16)	Intel Corp.	20.00	12/10	(2,032)
(13)	Intel Corp.	22.50	01/11	(390)
(12)	Johnson & Johnson	65.00	01/11	(276)
(7)	McDonald's Corp.	80.00	12/10	(329)
(5)	McDonald's Corp.	80.00	01/11	(705)
(7)	Medtronic, Inc.	39.00	12/10	(7)
(8)	Medtronic, Inc.	36.00	12/10	(80)
(25)	Microsoft Corp.	27.00	12/10	(175)
(10)	Microsoft Corp.	27.50	01/11	(210)
(8)	Nucor Corp.	41.00	12/10	(176)
(8)	Nucor Corp.	41.00	01/11	(440)
(5)	PepsiCo, Inc.	67.50	01/11	(185)
(5)	PepsiCo, Inc.	65.00	01/11	(560)
(5)	Philip Morris International, Inc.	57.50	12/10	(375)
(10)	QUALCOMM, Inc.	50.00	12/10	(120)
(5)	QUALCOMM, Inc.	49.00	12/10	(135)
(6)	QUALCOMM, Inc.	48.00	12/10	(330)
(6)	Raytheon Co.	50.00	12/10	(30)
(6)	Raytheon Co.	48.00	12/10	(144)
(6)	Raytheon Co.	50.00	01/11	(150)
(7)	Royal Dutch Shell PLC, ADR	70.00	12/10	(192)
(7)	Royal Dutch Shell PLC, ADR	70.00	01/11	(70)
(6)	The Chubb Corp.	60.00	12/10	(69)
(6)	The Chubb Corp.	60.00	01/11	(336)
(10)	Waste Management, Inc.	36.00	01/11	(250)
Total Call Options Written (Premiums Received $(26,455))				(18,465)
Put Options Written - (0.4)%
(6)	Abbott Laboratories	47.50	12/10	(786)
(16)	Abbott Laboratories	43.00	01/11	(720)
(22)	Aflac, Inc.	50.00	12/10	(1,980)
(8)	American Eagle Outfitters, Inc.	16.00	12/10	(320)
(25)	American Eagle Outfitters, Inc.	15.00	12/10	(300)
(17)	American Eagle Outfitters, Inc.	14.00	12/10	(153)
(15)	Analog Devices, Inc.	32.50	12/10	(188)
(6)	Analog Devices, Inc.	31.00	01/11	(180)
(15)	AT&T, Inc.	28.00	12/10	(750)
(10)	AT&T, Inc.	26.00	12/10	(80)
(5)	BHP Billiton, Ltd., ADR	80.00	12/10	(715)
(5)	BHP Billiton, Ltd., ADR	75.00	12/10	(195)
(5)	BHP Billiton, Ltd., ADR	72.50	01/11	(610)
(11)	Chevron Corp.	75.00	01/11	(1,012)
(7)	China Mobile, Ltd., ADR	50.00	12/10	(595)
(12)	China Mobile, Ltd., ADR	47.50	01/11	(780)
(8)	ConocoPhillips	57.50	12/10	(352)
(5)	ConocoPhillips	55.00	01/11	(315)
(5)	Diageo PLC, ADR	75.00	12/10	(1,850)
(11)	Diageo PLC, ADR	70.00	12/10	(770)
(4)	Exxon Mobil Corp.	67.50	12/10	(192)
(4)	Exxon Mobil Corp.	65.00	12/10	(72)
(5)	Exxon Mobil Corp.	65.00	01/11	(365)
(5)	Exxon Mobil Corp.	62.50	01/11	(225)
(10)	Home Depot, Inc.	27.00	12/10	(50)
(25)	Home Depot, Inc.	28.00	01/11	(1,000)
(6)	Honeywell International, Inc.	47.00	12/10	(186)
(6)	Honeywell International, Inc.	40.00	12/10	(24)
(6)	Honeywell International, Inc.	44.00	01/11	(252)
(10)	Intel Corp.	21.00	12/10	(330)
(10)	Intel Corp.	19.00	12/10	(40)
(10)	Intel Corp.	18.00	12/10	(30)
(10)	Intel Corp.	20.00	01/11	(400)
(10)	Intel Corp.	19.00	01/11	(210)
(6)	Johnson & Johnson	62.50	12/10	(714)
(5)	Johnson & Johnson	60.00	12/10	(170)
(9)	Johnson & Johnson	60.00	01/11	(657)
(8)	McDonald's Corp.	75.00	12/10	(224)
(7)	McDonald's Corp.	72.50	01/11	(441)
(20)	Medtronic, Inc.	33.00	12/10	(960)
(6)	Medtronic, Inc.	30.00	12/10	(36)
(12)	Microsoft Corp.	25.00	12/10	(480)
(8)	Microsoft Corp.	23.00	12/10	(48)
(12)	Microsoft Corp.	24.00	01/11	(516)
(13)	NextEra Energy, Inc.	50.00	12/10	(715)
(5)	NextEra Energy, Inc.	50.00	01/11	(600)
(5)	Norfolk Southern Corp.	50.00	12/10	(50)
(10)	Norfolk Southern Corp.	55.00	01/11	(750)
(8)	Nucor Corp.	36.00	12/10	(248)
(10)	Nucor Corp.	35.00	12/10	(160)
(5)	Nucor Corp.	34.00	01/11	(220)
(10)	PepsiCo, Inc.	62.50	12/10	(310)
(5)	PepsiCo, Inc.	60.00	01/11	(200)
(5)	Philip Morris International, Inc.	55.00	12/10	(230)
(5)	Philip Morris International, Inc.	52.50	12/10	(95)
(7)	Philip Morris International, Inc.	52.50	01/11	(490)
(6)	QUALCOMM, Inc.	45.00	12/10	(258)
(7)	QUALCOMM, Inc.	41.00	12/10	(63)
(7)	QUALCOMM, Inc.	42.50	01/11	(350)
(6)	Raytheon Co.	42.00	12/10	(51)
(10)	Raytheon Co.	43.00	01/11	(560)
(5)	Raytheon Co.	42.00	01/11	(210)
(8)	Royal Dutch Shell PLC, ADR	65.00	12/10	(3,560)
(8)	Royal Dutch Shell PLC, ADR	60.00	12/10	(680)
(10)	The Chubb Corp.	55.00	12/10	(500)
(7)	The Chubb Corp.	50.00	01/11	(224)
(18)	Vodafone Group PLC, ADR	26.00	12/10	(1,980)
(15)	Vodafone Group PLC, ADR	24.00	12/10	(375)
(20)	Waste Management, Inc.	34.00	12/10	(800)
Total Put Options Written (Premiums Received $(30,239))	(33,951)
Total Written Options - (0.6)% (Premiums Received $(56,694))	$(52,416)

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2010 (Unaudited)

ADR	American Depository Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Subject to put option written by the Fund.
(b)	Subject to call option written by the Fund.
(c)	Non-income producing security.
(d)	Represents 7-day effective yield as of November 30, 2010.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$74,641
Gross Unrealized Depreciation	(71,858)
Net Unrealized Appreciation	$2,783

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010.

	Level 1	Level 2	Level 3	Total
Investments in Securities at Value:
Common Stock
Communications	$239,751	$-	$-	$239,751
Consumer Discretionary	363,687	-	-	363,687
Consumer Staples	451,171	-	-	451,171
Energy	452,749	-	-	452,749
Financials	184,467	-	-	184,467
Health Care	223,690	-	-	223,690
Industrials	386,838	-	-	386,838
Information Technology	401,232	-	-	401,232
Materials	193,230	-	-	193,230
Utilities	111,364	-	-	111,364
Money Market Fund	-	5,097,595	-	5,097,595
Total Investments in Securities at Value	$3,008,179	$5,097,595	$-	$8,105,774
Other Financial Instruments**:
Call Options Written	(18,465)	-	-	(18,465)
Put Options Written	(33,951)	-	-	(33,951)
Total Other Financial Instruments	$(52,416)	$-	$-	$(52,416)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as call options written and put options written which are reported at their market value at period end date.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	January 13, 2011

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 13, 2011